ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,
	2021	2022
	RMB	RMB

User traffic direction fees	472,269	269,446
Payable to financial institution partners (1)	422,423	475,203
Accrued payroll and welfare	409,216	402,647
Payable for third-party service fee	298,411	298,019
Payable to shareholder of non-controlling interests (2)	296,617	221,323
Dividend payable (3)	276,991	177,518
Lease liability	25,779	30,704
Others	56,623	129,691
Total	2,258,329	2,004,551

(1)Payable to financial institution partners mainly include amounts collected from the borrowers but have not been transferred to the financial institution partners due to holiday breaks.

(2)Payable to shareholder of non-controlling interests mainly includes loans from non-controlling shareholder Shanghai Changfeng Investment (Group) Co., Ltd.( “Changfeng”) to acquire land use right.

(3)Dividends payable as of December 31, 2021 has been paid in January 2022 and May 2022 respectively. Dividends payable as of December 31, 2022 has been paid in January, 2023.